Other liabilities and provisions - Classification (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Other liabilities and provisions
Other non-current liabilities	$ 33	$ 83
Current Provisions	37	10
Non-current Provisions	11	15
Other liabilities and provisions	$ 81	$ 108